Material Accounting Policies - Property plant and equipment (Details)	12 Months Ended
Dec. 31, 2024
Property plant and equipment, net
Computers and peripherals (mainly Percentage)	33.00%
Machinery, equipment and vehicles | Bottom of range
Property plant and equipment, net
Depreciation rates useful life span of assets	7.00%
Machinery, equipment and vehicles | Top of range
Property plant and equipment, net
Depreciation rates useful life span of assets	25.00%
Computers and peripherals | Bottom of range
Property plant and equipment, net
Depreciation rates useful life span of assets	13.00%
Computers and peripherals | Top of range
Property plant and equipment, net
Depreciation rates useful life span of assets	33.00%
Office furniture and equipment | Bottom of range
Property plant and equipment, net
Depreciation rates useful life span of assets	7.00%
Office furniture and equipment | Top of range
Property plant and equipment, net
Depreciation rates useful life span of assets	20.00%
Leasehold Improvements | Bottom of range
Property plant and equipment, net
Depreciation rates useful life span of assets	10.00%
Leasehold Improvements | Top of range
Property plant and equipment, net
Depreciation rates useful life span of assets	30.00%
Buildings
Property plant and equipment, net
Depreciation rates useful life span of assets	3.50%